Financial Instruments - Derivative (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / $ Institution	Dec. 31, 2020 MXN ($) $ / $	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 MXN ($)	Jan. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017 MXN ($)
Derivative Financial Instruments
Carrying Value, Liabilities	$ 172,885	$ 3,476,223
Notional Amount	126,999,199		$ 221,300
Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Notional Amount					$ 344,900
Designated as hedging instruments
Derivative Financial Instruments
Carrying Value, Assets	133,324
Notional Amount	26,666,715	22,559,983		$ 1,300,600	1,130,900
Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Carrying Value, Liabilities	9,749	109,146
Notional Amount	2,000,000	2,000,000							$ 2,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	9,031	107,884
(Loss) gain on change in fair value of hedge instruments	56,263	28,719
Designated as hedging instruments | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Carrying Value, Liabilities	7,243	86,171
Notional Amount	1,500,000	1,500,000						$ 1,500,000	$ 1,500,000
Borrowing interest rate (as a percent)								7.35%	7.35%
Cumulative gain (loss) on change in fair value of hedge instruments	6,697	85,217
(Loss) gain on change in fair value of hedge instruments	42,555
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Liabilities	23,798	180,941
Notional Amount	2,500,000	2,500,000					$ 2,500,000
Borrowing interest rate (as a percent)							7.7485%
Cumulative gain (loss) on change in fair value of hedge instruments	19,612	175,498
(Loss) gain on change in fair value of hedge instruments	81,759
Designated as hedging instruments | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Assets	133,197
Carrying Value, Liabilities		762,827
Notional Amount	10,000,000	10,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	143,819
(Loss) gain on change in fair value of hedge instruments	226,192
Designated as hedging instruments | Forward maturity at January 2022 through March 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 35,524
Notional Amount				$ 67,125
Average foreign exchange rate | $ / $	21.1433
Cumulative gain (loss) on change in fair value of hedge instruments	$ 35,524
(Loss) gain on change in fair value of hedge instruments	(725,209)
Designated as hedging instruments | Forwards maturity at January 2021 through March 2022
Derivative Financial Instruments
Carrying Value, Liabilities		$ 714,763
Notional Amount					330,500
Average foreign exchange rate | $ / $		22.5859
Cumulative gain (loss) on change in fair value of hedge instruments		$ 714,763
(Loss) gain on change in fair value of hedge instruments		308,562
Designated as hedging instruments | TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Carrying Value, Liabilities	2,015	23,784
Notional Amount	$ 522,804	730,493
Number of financial institutions for derivative agreements | Institution	2
Borrowing interest rate (as a percent)	7.2663%			7.2663%
Cumulative gain (loss) on change in fair value of hedge instruments	$ 2,015	23,784
(Loss) gain on change in fair value of hedge instruments	17,501	11,700
Designated as hedging instruments | TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Assets	127
Carrying Value, Liabilities		1,759
Notional Amount	$ 87,600	122,400
Number of financial institutions for derivative agreements | Institution	2
Cumulative gain (loss) on change in fair value of hedge instruments	$ (58,847)	60,730
(Loss) gain on change in fair value of hedge instruments	$ (1,118)	2,046
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)									7.3275%
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Borrowing interest rate (as a percent)	6.762%			6.762%
Designated as hedging instruments | Average fixed rate | TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)	5.585%			5.585%
Not designated as hedging instruments | Interest rate swap maturity at March 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 2,943	204,250
Notional Amount	9,385,347	9,385,347				$ 9,385,347
Borrowing interest rate (as a percent)						6.0246%
(Loss) gain on change in fair value of hedge instruments	62,679	(274,285)
Not designated as hedging instruments | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 56,496
Notional Amount				$ 57,620
Average foreign exchange rate | $ / $	21.5927
(Loss) gain on change in fair value of hedge instruments	$ (56,447)
Not designated as hedging instruments | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		$ 706,287
Notional Amount					344,898
Average foreign exchange rate | $ / $		22.4872
(Loss) gain on change in fair value of hedge instruments	(56,447)	$ 207,412
Not designated as hedging instruments | TVI | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 10,057
Notional Amount				12,600
Average foreign exchange rate | $ / $	21.4394
(Loss) gain on change in fair value of hedge instruments	$ (9,812)
Not designated as hedging instruments | TVI | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		176,868
Notional Amount					88,353
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 11,006
Notional Amount				13,820
Average foreign exchange rate | $ / $	21.4352
(Loss) gain on change in fair value of hedge instruments	$ 8,926
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		190,726
Notional Amount					96,789
(Loss) gain on change in fair value of hedge instruments	(20,077)
Not designated as hedging instruments | Sky's forward | Forward maturity at February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 14,054
Notional Amount				$ 15,000
Average foreign exchange rate	21.6000
(Loss) gain on change in fair value of hedge instruments	$ 20,077
Not designated as hedging instruments | Sky's forward | Forward maturity at February 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		$ 318,701
Notional Amount					$ 135,000